Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Long-term borrowings
Schedule of long term borrowings

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-27	3,000	3.45%	Bank of China Limited Beijing Xuanwu Branch
Total		3,000